Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total assets	$ 7,345,512	$ 8,072,864
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	461,152	353,241
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets	126,197	102,701
Eliminations
Segment Reporting Information [Line Items]
Total assets	(10,359)	(14,746)
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	4,762,748	5,249,465
Teekay Tankers [Member] | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	1,904,059	2,140,652
Teekay Parent | Corporate, Non-Segment
Segment Reporting Information [Line Items]
Total assets	52,848	80,455
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 48,867	$ 161,096